SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Summary Of Significant Accounting Policies Details Narrative
Advertising expense	$ 0	$ 0